Loans - Schedule of Change in Allowance for Loan Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 2,511,000	$ 1,726,000
Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality			$ 2,300,000	$ 701,000
Provision (credit) for loan losses	350,000
Balance in allowance for loan losses	2,511,000	1,726,000	3,274,000	2,511,000
Charge-offs	(113,000)	(14,000)
Recoveries	526,000	799,000
Ending balance	3,274,000	2,511,000
Recorded investment			1,571,000	2,066,000
Balance in allowance for loan losses			31,000	48,000
Recorded investment			334,707,000	172,692,000
Balance in allowance for loan losses			2,395,000	2,463,000
Loans Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-20 Loan Receivables			348,592,000	153,614,000
Balance in allowance for loan losses			848,000
Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality			2,319,000	701,000
Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,354,000	1,409,000
Provision (credit) for loan losses	1,171,000	(185,000)
Balance in allowance for loan losses	1,354,000	1,409,000	2,473,000	1,354,000
Charge-offs	(95,000)	(1,000)
Recoveries	43,000	131,000
Ending balance	2,473,000	1,354,000
Recorded investment			1,035,000	1,527,000
Balance in allowance for loan losses			21,000	39,000
Recorded investment			274,513,000	159,738,000
Balance in allowance for loan losses			1,687,000	1,315,000
Real Estate Mortgage Loans [Member] | Loans Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-20 Loan Receivables			307,605,000	123,022,000
Balance in allowance for loan losses			765,000
Real Estate Mortgage Loans [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality			2,319,000	643,000
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	583,000	308,000
Provision (credit) for loan losses	(581,000)	(382,000)
Balance in allowance for loan losses	583,000	308,000	469,000	583,000
Charge-offs	(12,000)	(9,000)
Recoveries	479,000	666,000
Ending balance	469,000	583,000
Recorded investment			500,000	539,000
Balance in allowance for loan losses			9,000	9,000
Recorded investment			59,586,000	11,830,000
Balance in allowance for loan losses			378,000	574,000
Commercial Loans [Member] | Loans Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-20 Loan Receivables			40,153,000	28,990,000
Balance in allowance for loan losses			82,000
Commercial Loans [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality				58,000
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	23,000	9,000
Provision (credit) for loan losses	(15,000)	16,000
Balance in allowance for loan losses	23,000	9,000	6,000	23,000
Charge-offs	(6,000)	(4,000)
Recoveries	4,000	2,000
Ending balance	6,000	23,000
Recorded investment			36,000
Balance in allowance for loan losses			1,000
Recorded investment			608,000	1,124,000
Balance in allowance for loan losses			4,000	23,000
Consumer Loans [Member] | Loans Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment in loans accounted for under ASC 310-20 Loan Receivables			834,000	1,602,000
Balance in allowance for loan losses			1,000
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	551,000
Provision (credit) for loan losses	(225,000)	551,000
Balance in allowance for loan losses	551,000	551,000	326,000	551,000
Ending balance	$ 326,000	$ 551,000
Balance in allowance for loan losses			$ 326,000	$ 551,000